Annual Total Returns [BarChart] - First Trust Small Cap Value AlphaDEX Fund - First Trust Small Cap Value AlphaDEX Fund	Dec. 01, 2021
Bar Chart Table:
2012	16.63%
2013	43.49%
2014	3.76%
2015	(16.67%)
2016	30.15%
2017	7.34%
2018	(14.51%)
2019	24.79%
2020	10.00%